ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Accounts receivable	107,602	107,614	15,603
Less: allowance for doubtful accounts	(83,119)	(92,338)	(13,388)

	24,483	15,276	2,215

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Balance, beginning of year	79,975	83,119	12,051
Additions for the current year	5,610	9,219	1,337
Recovery	(2,466)	—	—

Balance, end of year	83,119	92,338	13,388